U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

November 20, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    MANAGER DIRECTED PORTFOLIOS (the “Trust”)
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897

Dear Sir or Madam:
On behalf of the Trust and its series, the Marmont Redwood International Equity Fund (the “Fund”), attached please find the preliminary Proxy Statement to solicit shareholder approval of (1) a new sub-advisory between Marmont Partners LLC and Hardman Johnston Global Advisors LLC on behalf of the Fund and (2) the reclassification of the Fund from a “diversified” fund to a “non-diversified” fund.
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6316.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
For U.S. Bank Global Fund Services